Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Total related party operating revenues	$ 46	$ 43	$ 110	$ 110
Total related party operating expenses	1	4	3	13
Total related party receivables	716		704
Reimbursable amounts due from customers	10		21
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	41	41	109	84
In country support services revenues
Related Party Transaction [Line Items]
Total related party operating revenues	0	1	0	23
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	1	1	1	0
Other
Related Party Transaction [Line Items]
Total related party operating revenues	4	0	0	3
Work performed to mobilize drilling rig for first drilling contract
Related Party Transaction [Line Items]
Total related party operating revenues			167
Total related party receivables			55
In country support services expenses
Related Party Transaction [Line Items]
Total related party operating expenses	0	1	0	8
Interest income	15	12	26	34
Gains on related party derivatives	0	0	0	1
Interest income recognized on deferred contingent consideration	1	2	4	3
Total related party financial items	16	14	30	38
Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses	0	0	1	3
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	1	3	2	3
Net bareboat charter arrangements
Related Party Transaction [Line Items]
Total related party operating revenues	$ 0	$ 0	0	$ 1
Related party reimbursable expenses
Related Party Transaction [Line Items]
Reimbursable amounts due from customers			$ 5